CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Revenue, net	$ 796,301	$ 743,166	$ 2,593,376	$ 2,150,997
Cost of revenue	(432,675)	(626,187)	(2,050,375)	(1,805,076)
Gross profit	363,626	116,979	543,001	345,921
Operating expenses:
Sales and marketing expenses	(99,317)	(58,620)	(518,481)	(267,126)
General and administrative expenses	(262,260)	(256,118)	(912,095)	(617,005)
Professional fee	(11,185)	(13,455)	(35,412)	(61,320)
Total operating expenses	(9,136)	(328,193)	(1,465,988)	(945,451)
Other income (expense):
Interest income	4	5	51	231
Sundry income	0	0	85,374	358
Interest expenses	(26,082)	(898)	(69,663)	0
Total other (expenses) income	(26,078)	(893)	15,762	589
LOSS BEFORE INCOME TAXES	(35,214)	(212,107)	(907,225)	(598,941)
Income tax expense	0	0	0	0
NET LOSS	(35,214)	(212,107)	(907,225)	(598,941)
Less: Net loss attributable to non-controlling interests	(4,280)	0	5,704	0
Net loss attributable to stockholders of Folkup Development Inc.	$ (30,934)	$ (212,107)	(901,521)	(598,941)
Other comprehensive loss:
Foreign currency translation loss			(3,360)	(3,902)
COMPREHENSIVE LOSS			$ (910,585)	$ (602,843)
Net loss per share - Basic and diluted			$ (0.14)	$ (0.10)
Weighted average common shares outstanding - Basic and diluted			6,384,153	6,000,000